INVENTORIES, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
INVENTORIES, NET
Summary of inventories

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Raw materials	57,926,980	52,392,648	$7,379,454
Work in progress	40,795,744	39,148,872	5,514,081
Finished goods	73,285,870	71,235,067	10,033,391
Allowance for slow-moving or obsolete inventories	(5,503,029)	(1,109,400)	(156,258)
Inventories, net	166,505,565	161,667,187	$22,770,668

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Raw materials	20,865,093	57,926,980	$9,124,946
Work in progress	23,453,665	40,795,744	6,426,348
Finished goods	78,422,922	73,285,870	11,544,354
Allowance for slow-moving or obsolete inventories	(41,301,797)	(5,503,029)	(866,864)
Inventories, net	81,439,883	166,505,565	$26,228,784

Summary of movements in the allowance for slow-moving or obsolete inventories

	Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
Balance at April 1,	41,301,797	5,503,029	$775,096
Inventories written off	(40,192,397)	(4,393,629)	(618,838)
Balance at September 30	1,109,400	1,109,400	$156,258

	For the Fiscal Year Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	76,661,332	41,301,797	$6,506,064
Additions	950,261	4,393,629	692,106
Inventories written off	(36,309,796)	(40,192,397)	(6,331,306)
Balance at end of the year	41,301,797	5,503,029	$866,864